INVENTORIES	12 Months Ended
Sep. 30, 2016
INVENTORIES
6.	INVENTORIES

Inventories consisted of the following:

	As of September 30,
	2015	2016
	US$	US$
Books and other goods	1,373	781
Paper and other raw materials	173	316
Less: inventory provisions for slow-moving and obsolescence	(675)	(126)

	871	971

Inventories provision were US$527, US$58 and US$78 for the years ended September 30, 2014, 2015 and 2016, respectively.